ACQUISITION (Acquisition of Fairyland, Allocation of Purchase Price) (Details) In Thousands, unless otherwise specified				12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Fairyland [Member] CNY	May 01, 2014 Fairyland [Member] CNY	Dec. 31, 2013 Fairyland [Member] CNY	Dec. 31, 2014 Fairyland [Member] Favorable lease [Member]	May 01, 2014 Fairyland [Member] Favorable lease [Member] CNY	Dec. 31, 2014 Fairyland [Member] Franchise agreements [Member]	May 01, 2014 Fairyland [Member] Franchise agreements [Member] CNY	Dec. 31, 2014 Fairyland [Member] Franchise agreements [Member] Minimum [Member]	Dec. 31, 2014 Fairyland [Member] Franchise agreements [Member] Maximum [Member]	Dec. 31, 2014 Fairyland [Member] Brand [Member]	May 01, 2014 Fairyland [Member] Brand [Member] CNY
Business Acquisition [Line Items]
Fair value of net tangible assets acquired					29,952
Intangible assets					251			30,055		3,744				25,408
Unfavorable lease liability					(28,853)
Goodwill	374,438	2,323,241	2,254,631	68,610	68,610	0
Net deferred tax liability, non-current					(7,589)
Total purchase price					121,327
Useful life of intangible assets							remaining lease terms		1-10 years				Indefinite
Amortization period of intangible assets											1 year	10 years
Useful life of unfavorable lease liability				remaining lease terms
Remaining legal life of brand													6 years
The brand renewed interval with minimal costs													10 years